Share-based compensation (Summary of Restricted Shares Activity) (Details) - 2011 Incentive Scheme [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of restricted shares
Outstanding at the end of the period (in shares)	10,307,400
Weighted average grant-date fair value
Outstanding at the end of the period (in dollars per share)	$ 3.8069
Restricted share
Number of restricted shares
Outstanding at the beginning of the period (in shares)	38,204,251	0
Replacement due to acquisition of Bigo		38,042,760
Granted (in shares)	4,541,086	16,041,327
Forfeited (in shares)	(4,554,972)	(7,279,877)
Vested (in shares)	(11,770,000)	(8,599,959)
Outstanding at the end of the period (in shares)	26,420,365	38,204,251
Expected to vest at the end	23,362,211
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.5267	$ 0
Replacement due to acquisition of Bigo		3.6100
Granted (in dollars per share)	3.9739	3.4750
Forfeited (in dollars per share)	3.5287	3.6302
Vested (in dollars per share)	3.6290	3.6608
Outstanding at the end of the period (in dollars per share)	3.5577	$ 3.5267
Expected to vest at the end (in dollars per share)	$ 3.5635